Summary of Statement of Operations Acquisition (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021
Rennova Health Inc [Member]
Business Acquisition [Line Items]
Revenues	$ 84,576	$ 271,524